UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

 Item 1. Reports to Stockholders.

Gadsden Dynamic Multi-Asset ETF

Semi - Annual Report

March 31, 2024

 GADSDEN DYNAMIC MULTI-ASSET ETF

 GADSDEN DYNAMIC MULTI-ASSET ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% of Net Assets
Exchange Traded Funds	98.4%
Investments Purchased with Proceeds from Securities Lending	7.0%
Money Market Funds	1.6%
Liabilities in Excess of Other Assets(1)	(7.0%)
Total	100.0%

1	Cash, cash equivalents and liabiliites in excess of other assets.

GADSDEN DYNAMIC MULTI-ASSET ETF
Schedule of Investments
March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 98.4%	Shares	Value
Communication Services Select Sector SPDR Fund	94,439	$ 7,711,889
Fidelity Wise Origin Bitcoin Fund(a)	50,191	3,114,853
Financial Select Sector SPDR Fund	111,238	4,685,345
Franklin FTSE Japan ETF(b)	597,917	18,553,365
Health Care Select Sector SPDR Fund	52,182	7,708,847
Invesco Senior Loan ETF	1,061,571	22,452,227
iShares Interest Rate Hedged High Yield Bond ETF	44,700	3,831,997
iShares J.P. Morgan EM High Yield Bond ETF	247,500	9,271,350
iShares MSCI India ETF	73,102	3,771,332
VanEck BDC Income ETF	460,470	7,781,943
Vanguard S&P 500 ETF	48,092	23,117,823
Vanguard Total World Stock ETF	345,043	38,127,252
TOTAL EXCHANGE TRADED FUNDS (Cost $145,528,070)		150,128,223

SHORT-TERM INVESTMENTS - 8.6%
Investments Purchased with Proceeds from Securities Lending - 7.0%
First American Government Obligations Fund - Class X, 5.25%(c)	10,665,376	10,665,376

Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 5.25%(c)	2,429,780	2,429,780
TOTAL SHORT-TERM INVESTMENTS (Cost $13,095,156)		13,095,156

TOTAL INVESTMENTS - 107.0% (Cost $158,623,226)		$163,223,379
Liabilities in Excess of Other Assets - (7.0)%		(10,618,967)
TOTAL NET ASSETS - 100.0%		$152,604,412

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $10,050,617 which represented 6.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

Assets:
Investments in securities, at value(1) (See Note 2)	$163,223,379
Cash	114,311
Dividends and interest receivable	6,330
Securities lending income receivable (See Note 5)	3,027
Total assets	163,347,047
Liabilities:
Due to securities lending agent (See Note 5)	10,665,376
Accrued investment advisory fees (See Note 4)	77,259
Total liabilities	10,742,635
Net Assets	$152,604,412

Net Assets Consist of:
Paid-in capital	$170,864,932
Total distributable earnings (accumulated deficit)	(18,260,520)
Net Assets:	$152,604,412

Calculation of Net Asset Value Per Share:
Net Assets	$152,604,412
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,890,000
Net Asset Value per Share	$31.21

Cost of Investments in Securities	$158,623,226
(1) Includes loaned securities with a value of	$10,050,617

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2024 (Unaudited)

Investment Income:
Dividend income	$3,120,049
Securities lending income, net (See Note 5)	69,706
Interest income	30,763
Total investment income	3,220,518

Expenses:
Investment advisory fees (See Note 4)	447,068
Net expenses	447,068

Net Investment Income (Loss)	2,773,450

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	6,610,084
6,610,084
Net change in unrealized appreciation (depreciation) on:
Investments	1,517,549
1,517,549
Net realized and unrealized gain (loss) on investments:	8,127,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,901,083

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,773,450	$4,994,790
Net realized gain (loss) on investments	6,610,084	(14,221,040)
Net change in unrealized appreciation (depreciation) on investments	1,517,549	(38,198)
Net increase (decrease) in net assets resulting from operations	10,901,083	(9,264,448)

Distributions to Shareholders:
Distributable earnings	(6,113,035)	(1,795,055)
Total distributions to shareholders	(6,113,035)	(1,795,055)

Capital Share Transactions:
Proceeds from shares sold	112,281,540	238,182,588
Payments for shares redeemed	(118,765,059)	(215,591,254)
Net increase (decrease) in net assets derived from net change in capital share transactions	(6,483,519)	22,591,334
Net Increase (Decrease) in Net Assets	(1,695,471)	11,531,831
Net Assets:
Beginning of period	154,299,883	142,768,052
End of period	$152,604,412	$154,299,883

Changes in Shares Outstanding:
Shares outstanding, beginning of period	5,100,000	4,400,000
Shares sold	3,670,000	7,780,000
Shares repurchased	(3,880,000)	(7,080,000)
Shares outstanding, end of period	4,890,000	5,100,000

The accompanying notes are an integral part of these financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Return of Capital Distribution	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(6)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Six Months Ended March 31, 2024 (Unaudited)	$30.25	0.56	1.65	2.21	(1.25)	-	-	(1.25)	-	$31.21	7.41%	$152,604	0.59%	3.66%	305%
Year Ended September 30, 2023	$32.45	0.96	(2.80)	(1.84)	(0.36)	-	-	(0.36)	-	$30.25	-5.66%	$154,300	0.59%	3.19%	542%
Year Ended September 30, 2022	$31.20	0.81	1.01	1.82	(0.57)	-	-	(0.57)	-	$32.45	5.87%	$142,768	0.59%	2.54%	219%
November 1, 2020 to September 30, 2021	$28.30	0.21	2.91	3.12	(0.19)	-	(0.03)	(0.22)	(0.00)(7)	$31.20	10.13%	$117,005	0.59%	0.73%	99%
Year Ended October 31, 2020 (8)	$25.99	0.24	2.68	2.92	(0.28)	(0.33)	-	(0.61)	(0.00)(7)	$28.30	11.46%	$83,471	0.59%	0.91%	536%
November 14, 2018 (9) to October 31, 2019	$25.00	0.47	0.95	1.42	(0.43)	-	-	(0.43)	(0.00)(7)	$25.99	5.79%	$30,542	0.59%	1.95%	369%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.
(6)	Net and gross expenses do not include expenses of the investment companies in which the Fund invests.
(7)	Rounds to less than $.005.
(8)	Gadsden Dynamic Multi-Asset ETF previously used an October 31st fiscal year end. The Fund moved to the EA Series Trust on November 2, 2020 and currently uses a September 30th fiscal year end.
(9)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Gadsden Dynamic Multi-Asset ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on November 14, 2018 and became a series of the Trust via a merger on November 2, 2020. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The Fund’s investment objective is to seek total return.

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$150,128,223	$—	$—	$150,128,223
Investments Purchased with Proceeds from Securities Lending	10,665,376	—	—	10,665,376
Money Market Funds	2,429,780	—	—	2,429,780
Total Investments in Securities	$163,223,379	$—	$—	$163,223,379
Refer to the Schedule of Investments for industry classifications.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

During the fiscal period ended March 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Fund’s Statement of Operations. During the fiscal period ended March 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in "Net realized gain (loss) on investments" and"Net increase (decrease) in unrealized appreciation or depreciation on investments" on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in "Payable for foreign taxes" on the accompanying Statements of Assets and Liabilities and is comprised of taxes on unrealized gains.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended September 30, 2023, the following table shows the reclassifications made:

Distributable Earnings	Paid-In Capital
$(1,941,459)	$1,941,459

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Fixed Income Securities Risk. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by the Fund to vary inversely to those changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on the security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s value as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. In addition, the Fund may invest in various fixed income and floating rate securities, including high-yield (junk) bond securities, inflation-linked securities, Sovereign debt securities, and U.S. Government obligations) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Commodities Risk. The Fund may invest in exchange-traded vehicles that invest directly or indirectly in various types of commodities. These investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. Variables like disease, drought, floods, weather, trade, embargoes, tariffs, and other political events may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Because some commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in those countries could have a disproportionate impact on the prices of those commodities. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. The Fund’s exposure to physical commodities, ETCs, and other commodity-related investments through its investments in exchange-traded vehicles may present certain tax risks to the Fund, including the possibility the Fund might fail to qualify as a regulated investment company, and be subject to U.S. federal income tax at the Fund level.

Commodity ETF Risk. Commodity ETFs are generally not registered as investment companies for purposes of
U.S. federal securities laws, and are not subject to regulation by the SEC as investment companies, although some commodity ETFs may be registered investment companies. Consequently, the owners of a non-investment company commodity ETF do not have the regulatory protections provided to investors in investment companies. For example, the provisions of the 1940 Act that limit transactions with affiliates, prohibit the suspension of redemptions (except under certain limited circumstances) or limit sales loads do not apply to commodity ETFs. Commodity ETFs do not hold or trade in commodity futures contracts regulated by the Commodity Exchange Act (“CEA”), as administered by the Commodity Futures Trading Commission (“CFTC”). Furthermore, commodity ETFs are not a commodity pool for purposes of the CEA, and their sponsors are not subject to regulation by the CFTC as a commodity pool operator, or a commodity trading adviser. Consequently, the owner of a commodity ETF does not have the regulatory protections provided to investors in CEA regulated instruments or commodity pools, the sponsor is not subject to registration as a commodity pool operator, and the owners of the commodity ETF do not receive a disclosure document or certified annual report required to be delivered by a commodity pool operator. To the extent that the Fund invests in a commodity ETF, the Fund may be subject to duplicative advisory and administrative fees.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even for short periods, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Currency Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s foreign investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

Derivatives Risk. The Fund may invest in exchange-traded vehicles, including ETFs, that invest in various derivative instruments. Derivative investments have risks, including the imperfect correlation between the value of the instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Through these investments, the Fund may be indirectly exposed to additional risks. For example, if an exchange-traded vehicle contracts with a counterparty, the Fund indirectly bears the risk that the counterparty fails to honor its obligations, causing the exchange-traded vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by an exchange-traded vehicle may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. The use of leverage is speculative and could magnify losses. Although certain ETFs may comply with their obligations related to certain derivatives in accordance with Rule 18f-4 under the Investment Company Act of 1940, as applicable, such ETF’s value-at-risk limitations (if applicable) may not prevent losses greater than the value of those obligations. Other exchange-traded vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Fund’s investments in exchange-traded vehicles, the value of the Fund’s Shares may be volatile.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Those conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Gadsden, LLC ("Gadsden"), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. Gadsden will not be responsible for selecting brokers or placing the Fund’s trades. Rather, Gadsden will provide trade recommendations to the Adviser and, in turn, the Adviser will be responsible for selecting brokers and placing the Fund’s trades. It is anticipated that the Adviser will generally adhere to Gadsden’s recommendations.

At a Board meeting held on September 15, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the continuation of the Advisory and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.59% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration will be included in this report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3;% of the value of the securities in its portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

For the fiscal period ended March 31, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
$10,050,617	$10,665,376	6.59%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them ("Securities lending income") is reflected in the Fund's Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal period ended March 31, 2024 was $69,706.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$541,882,123	$476,236,531

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

For the fiscal period ended March 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$42,524,355	$118,446,257

For the fiscal period ended March 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$4,644,162	$—

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2023 were as follows:

Tax cost of Investments	$154,799,538
Gross tax unrealized appreciation	3,196,325
Gross tax unrealized depreciation	(127,305)
Net tax unrealized appreciation (depreciation)	$3,069,020
Undistributed ordinary income	4,200,649
Undistributed long-term gain	—
Total distributable earnings	4,200,649
Other accumulated gain (loss)	(30,318,234)
Total accumulated gain (loss)	$(23,048,565)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2023, the Fund did not defer any qualified late year losses.

At September 30, 2023, the Fund had the following capital loss carryforwards:

Unlimited Short-Term	Unlimited Long-Term
$(30,318,234)	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2024, and fiscal year ended September 30, 2023, were as follows:

Fiscal Period Ended March 31, 2024	Fiscal Year Ended September 30, 2023
Ordinary Income	Ordinary Income
$6,113,035	$1,795,055

GADSDEN DYNAMIC MULTI-ASSET ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024 (Unaudited)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

GADSDEN DYNAMIC MULTI-ASSET ETF

EXPENSE EXAMPLE
March 31, 2024 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.
Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period

Actual[1]	0.59%	$1,000.00	$1,074.10	$3.06
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98

1
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

GADSDEN DYNAMIC MULTI-ASSET ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the certain representatives of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

GADSDEN DYNAMIC MULTI-ASSET ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 13.89%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2023, for the Fund was 23.23%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00%.

GADSDEN DYNAMIC MULTI-ASSET ETF

MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	52	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	52	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	52	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	52	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

GADSDEN DYNAMIC MULTI-ASSET ETF

MANAGEMENT OF THE FUND (CONTINUED)

OFFICERS

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

GADSDEN DYNAMIC MULTI-ASSET ETF

BOARD REVIEW AND APPROVAL OF ADVISORY & SUB-ADVISORY AGREEMENTS (UNAUDITED)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 15, 2023 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Gadsden Dynamic Multi-Asset ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Gadsden LLC (the “Sub-Adviser), each for an annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to Gadsden Dynamic Multi-Asset ETF (“GDMA”). In this regard, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and GDMA, and overseeing service providers for GDMA. In addition, the Board considered that the Adviser remains responsible for providing investment advisory services to GDMA, monitoring compliance with GMDA’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to continue to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and GDMA Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and GDMA Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities with respect to the GDMA Sub-Adviser. The Board considered that the GDMA Sub-Adviser provides investment recommendations for the Fund to the Adviser and the Adviser retains discretion with respect to GDMA’s transactions (although the Adviser generally expects to follow the recommendations of GDMA).
Performance. The Board considered GDMA’s performance as compared to its benchmark, the ICE BofA 0-3 Month US Treasury Bill Index. It was noted that GDMA outperformed its benchmark for the one year period ended June 30, 2023, whereby GDMA realized a return of 5.16% and the benchmark returned 1.32% during the same period. The Board also considered GDMA’s
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to continue to be provided by the Adviser and GDMA Sub-Adviser, respectively. With respect to the advisory fee and expense ratio for GDMA, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds within the Fund’s peer universe. The Board noted that there were several comparable funds available for comparison, finding that the fees charged by GDMA are within a reasonable range as compared to the peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees between the Adviser and the GDMA Sub-Adviser.
The Board considered, among other information, the data provided in the third-party report. The Board considered the third-party peer group analysis that included a comparison of GDMA’s total and net expense ratio against funds that were both exchanged-traded funds and mutual funds. GDMA’s total expense ratio (gross) was below the average expense ratio for its ETF and mutual fund peer groups. GDMA’s management fee was below the average management fee of its ETF and mutual fund peer groups. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the profits realized by each of the Adviser and the GDMA Sub-Adviser in connection with providing their respective services to GDMA. The Board reviewed profit and loss information provided by the Adviser with respect to GDMA and data regarding

GADSDEN DYNAMIC MULTI-ASSET ETF

BOARD REVIEW AND APPROVAL OF ADVISORY & SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
the GDMA Sub-Advisory fee and the costs associated with the personnel, systems and equipment necessary to manage GDMA and to meet applicable regulatory and compliance requirements as well as other expenses the Adviser pays in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser would remain responsible for paying all expenses incurred by GDMA except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including dividend expenses and securities sold short expenses and borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and the GDMA Sub-Adviser, as sponsor of GDMA. They considered the GDMA Sub-Adviser’s current Fund asset totals. Given the Fund’s AUM levels, the unitary fee covered all fixed and variable fee expenses for the past year and both the Adviser and GDMA Sub-Adviser earned a reasonable profit from their services to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or GDMA Sub-Adviser might derive ancillary benefits from GDMA operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not engage in any such arrangements since GDMA’s inception and did not currently plan to do so. In addition, the Board considered that the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the funds in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by GDMA as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale at GDMA’s current net assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.

GADSDEN DYNAMIC MULTI-ASSET ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.gadsdenfunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at http://www.gadsdenfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at http://www.gadsdenfunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

 Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Gadsden, LLC
656 East Swedesford Road, Suite 301
Wayne, Pennsylvania 19087

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Gadsden Dynamic Multi-Asset ETF
Symbol – GDMA
CUSIP – 02072L870

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	June 3, 2024